Columbia Funds Series Trust I
290 Congress Street
Boston, MA 02210
October 2, 2023
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust I (the Registrant) Columbia Adaptive Risk Allocation Fund Columbia Dividend Income Fund Columbia High Yield Municipal Fund Columbia Multi Strategy Alternatives Fund
Post-Effective Amendment No. 408 File No. 002-99356 /811-04367
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 408 (Amendment). This Amendment was filed electronically on September 26, 2023.
If you have any questions, please contact either me at (212) 850-1703 or Teresa O Lirio at (617) 385-9537.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust I